Capitalized contract costs (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capitalized contract costs
Capitalized contract costs	kr 373	kr 380	kr 617
Expensed contract costs	kr 355	kr 314	kr 435